Impairments	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets that are either past due or impaired [abstract]
Impairments	Impairments

Skr mn	Apr-Jun 2026	Jan-Mar 2026	Apr-Jun 2025	Jan-Jun 2026	Jan-Jun 2025	Jan-Dec 2025
Expected credit losses, stage 1	5	10	-39	15	-29	-19
Expected credit losses, stage 2	32	6	-12	38	-5	-293
Expected credit losses, stage 3	24	-17	-14	7	2	-112
Established credit losses	-2	—	-100	-2	-100	-100
Reserves applied to cover established credit losses	2	—	93	2	93	94
Recovered credit losses	0	1	1	1	1	1
Net credit losses	61	0	-71	61	-38	-429

	June 30, 2026				December 31, 2025
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	222,081	36,373	5,698	264,153	263,517
Off-balance sheet exposures, before expected credit losses	77,393	13,993	0	91,386	91,520
Total, before expected credit losses	299,475	50,366	5,698	355,539	355,038
Loss allowance, loans	-55	-347	-365	-768	-805
Loss allowance, off-balance sheet exposures[1]	0	0	—	0	-2
Total loss allowance	-55	-347	-365	-768	-807
Provision ratio (in percent)	0.02	0.69	6.41	0.22	0.23
1 Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments and committed undisbursed loans, see Note 9.
The table above shows the book value of loans and nominal
amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures.
Overall, the credit portfolio has an extremely high credit quality and
SEK often uses risk mitigation measures, primarily through
guarantees from the Swedish Export Credit Agency (EKN) and
other government export credit agencies in the Organisation for
Economic Co-operation and Development (OECD), which explains the low provision ratio.
Loss Allowance

	June 30, 2026				December 31, 2025
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-69	-378	-359	-807	-526
Increases due to origination and acquisition	-4	-70	—	-74	-343
Net remeasurement of loss allowance	13	-68	-7	-62	-65
Transfer to stage 1	0	5	—	5	0
Transfer to stage 2	2	-4	—	-2	-29
Transfer to stage 3	0	2	-16	-14	-75
Decreases due to derecognition	6	171	29	206	88
Decreases in allowance account due to write-offs	—	—	2	2	94
Exchange-rate differences[1]	-1	-7	-14	-23	50
Closing balance	-55	-347	-365	-768	-807
1 Recognized under net results of financial transactions in Statement of Comprehensive Income.
Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve:
a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The business cycle parameter follows a
standard normal distribution where zero indicates a neutral economy as the economy has been on average, historically. The business cycle parameters for the base scenario are between 0.3 and 1.1 for the various probability of default (PD) segments. The base scenarios have been weighted at 50 percent, the downturn scenarios have been weighted at between 40 percent and 50 percent, and the upturn scenarios have been weighted at between 0 percent and 10 percent between the different PD-segments.